Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of other payables and accrued liabilities [Abstract]
Advances from customers	$ 5,060,149	$ 3,310,906
Employee benefits payable	46,485	130,439
Other payables		28,423
Total	$ 5,106,634	$ 3,469,768